5. Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of debt maturities
2019	$338,168
2020	528,142
2021	186,639
$1,052,949

2018	$165,562
2019	144,524
2020	136,507
$446,593